Acquisitions and Disposals	6 Months Ended
Jun. 30, 2026
Acquisitions and Disposals [Abstract]
Acquisitions and disposals

(3) Acquisitions and disposals

Acquisitions in 2026

On January 9, 2026, the Group acquired 100% of the equity interest in Nova Lumina Limited (“Nova”), a company holding a premium inventory of dark tea products. The total consideration for the acquisition consisted of: (i) an aggregate of 5,128,942 Class A ordinary shares of the Company at a purchase price of US$20 per share and (ii) a cash payment of US$22,000. The total consideration was equivalent to the fair value of the acquired inventory of dark tea products as of the acquisition date. The acquisition was accounted for as an asset acquisition, as Nova did not meet the definition of a business under ASC 805. Accordingly, no goodwill was recognized, and the consideration was allocated to entirely to the inventory acquired.

Acquisitions in 2025

In May 2025, the Group, through its subsidiary, acquired 100% equity interest in Qilinfu Capital (Shenzhen) Co., Ltd., a professional capital operation enterprise engaged in capital investment, asset management and related financial consulting services in Shenzhen, at a consideration of RMB7,800, which is equivalent to the net assets of the target company as of the acquisition date.

Disposal of subsidiaries in 2025

1)	Disposal of Fanhua Blueplus Health Management Co., Ltd. (“Blueplus”) and Shenzhen Dianlian Information Technology Co., Ltd. (“Dianlian”）

In February 2025, the Group’s wholly-owned subsidiary transferred its 100% equity interests in Shenzhen Dianlian Information Technology Co., Ltd., the operator of eHuzhu mutual aid platform, to Fanhua Blueplus Health Management Co., Ltd. (“Blueplus”), another wholly-owned subsidiary of the Group. Immediately thereafter, the Group disposed of its 100% equity interest in Blueplus for a cash consideration of RMB3,030, which was based on its net asset value as of December 31, 2024. A loss on disposal of RMB30,210 was recognized, measured as the excess of consideration over the net book value at the time of disposal. This transaction is not considered a discontinued operation as it does not reflect a strategic change in the Group’s business.

2)	Disposal of Beijing Fanlian Investment Co., Ltd.

In June 2025, the group disposed of 100% equity interests in Beijing Fanlian Investment Co., Ltd., for a cash consideration of RMB14,260. The Group recognized a loss of RMB6,441, which was determined by the excess of the sales consideration over the net book value of the subsidiaries at the time of disposal.

3）	Disposal of two agency companies

During the fiscal year ended December 31, 2025, the Group disposed two agency companies, separately to independent third parties. The total cash consideration amounted to RMB359 which was fully settled as of December 31, 2025. The Group recognized a loss of RMB79,954 on disposal of these subsidiaries, which was determined by the excess of the sales consideration over the net book value of the subsidiaries at the time of disposal. Since the disposal did not represent any strategic change of the Group’s operation, the disposal was not presented as discontinued operations.

As of respective closing date of each of these disposals in the fiscal year ended December 31, 2025, the Group has completed the closing procedures of all the above transactions and has effectively transferred its control of these subsidiaries to the respective buyers.